Condensed Consolidated Statements of Stockholders’ Equity (unaudited) (Q2) - USD ($) $ in Thousands	Market Offering Common Stock	Market Offering Additional Paid-in Capital	Market Offering	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance (in Shares) at Dec. 31, 2023				39,107,048
Beginning balance at Dec. 31, 2023				$ 4	$ 455,443	$ (344,073)	$ 111,374
Issuance of common stock from at the market offering, net of issuance costs (in Shares)	5,272,538			430,349
Issuance of common stock from at the market offering, net of issuance costs	$ 1	$ 23,527	$ 23,528		142		142
Stock-based compensation expense					8,826		8,826
Net income (loss)						(70,515)	$ (70,515)
Ending balance (in Shares) at Dec. 31, 2024				44,827,159			44,827,159
Ending balance at Dec. 31, 2024				$ 5	487,973	(414,588)	$ 73,390
Stock-based compensation expense					2,006		2,006
Net income (loss)						(18,089)	(18,089)
Ending balance (in Shares) at Mar. 31, 2025				44,827,159
Ending balance at Mar. 31, 2025				$ 5	489,979	(432,677)	$ 57,307
Beginning balance (in Shares) at Dec. 31, 2024				44,827,159			44,827,159
Beginning balance at Dec. 31, 2024				$ 5	487,973	(414,588)	$ 73,390
Net income (loss)							(36,071)
Ending balance (in Shares) at Jun. 30, 2025				45,335,265
Ending balance at Jun. 30, 2025				$ 5	492,118	(450,659)	$ 41,464
Beginning balance (in Shares) at Dec. 31, 2024				44,827,159			44,827,159
Beginning balance at Dec. 31, 2024				$ 5	487,973	(414,588)	$ 73,390
Issuance of common stock from at the market offering, net of issuance costs (in Shares)	3,626,701			142,957
Issuance of common stock from at the market offering, net of issuance costs		5,903	5,903		89		89
Stock-based compensation expense					6,245		6,245
Net income (loss)						(60,822)	$ (60,822)
Ending balance (in Shares) at Dec. 31, 2025				48,596,817			48,596,817
Ending balance at Dec. 31, 2025				$ 5	500,210	(475,410)	$ 24,805
Beginning balance (in Shares) at Mar. 31, 2025				44,827,159
Beginning balance at Mar. 31, 2025				$ 5	489,979	(432,677)	57,307
Issuance of common stock from at the market offering, net of issuance costs (in Shares)	421,766			86,340
Issuance of common stock from at the market offering, net of issuance costs		$ 305	$ 305		41		41
Stock-based compensation expense					1,793		1,793
Net income (loss)						(17,982)	(17,982)
Ending balance (in Shares) at Jun. 30, 2025				45,335,265
Ending balance at Jun. 30, 2025				$ 5	492,118	(450,659)	$ 41,464
Beginning balance (in Shares) at Dec. 31, 2025				48,596,817			48,596,817
Beginning balance at Dec. 31, 2025				$ 5	500,210	(475,410)	$ 24,805
Stock-based compensation expense					929		929
Net income (loss)						(13,532)	(13,532)
Ending balance (in Shares) at Mar. 31, 2026				48,596,817
Ending balance at Mar. 31, 2026				$ 5	501,139	(488,942)	$ 12,202
Beginning balance (in Shares) at Dec. 31, 2025				48,596,817			48,596,817
Beginning balance at Dec. 31, 2025				$ 5	500,210	(475,410)	$ 24,805
Net income (loss)							$ (9,862)
Ending balance (in Shares) at Jun. 30, 2026				48,599,066			48,599,066
Ending balance at Jun. 30, 2026				$ 5	501,559	(485,272)	$ 16,292
Beginning balance (in Shares) at Mar. 31, 2026				48,596,817
Beginning balance at Mar. 31, 2026				$ 5	501,139	(488,942)	12,202
Issuance of common stock from at the market offering, net of issuance costs (in Shares)				2,249
Issuance of common stock from at the market offering, net of issuance costs					1		1
Stock-based compensation expense					419		419
Net income (loss)						3,670	$ 3,670
Ending balance (in Shares) at Jun. 30, 2026				48,599,066			48,599,066
Ending balance at Jun. 30, 2026				$ 5	$ 501,559	$ (485,272)	$ 16,292